Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Payables And Accruals [Abstract]
Trade creditors	$ 94.0	$ 75.2
Other creditors and accruals	48.0	28.5
Total accounts payable and accrued liabilities	$ 142.0	$ 103.7